Summary of Pro Forma Financial Information (Details) - Vidello Limited [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Revenue	$ 2,696,000	$ 3,609,000	$ 12,391,854	$ 10,006,674
Cost of revenue	521,000	796,000	2,379,038	2,114,675
Operating expenses	7,955,000	7,753,000	28,511,163	19,795,088
Total other expenses (income), net	2,689,000	(1,337,000)	3,966,478	18,045,645
Loss before income taxes attributable to common stockholders	$ (8,469,000)	$ (3,603,000)	$ (22,464,825)	$ (29,948,734)